INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Deferred tax assets:
Compensation and benefits	$ 135.7	$ 132.0
Net operating loss	117.0	165.9
Pension & postretirement benefits	235.5	195.6
Reserves	24.7	1.5
Self-Insurance	263.5	259.7
Tax credits	41.7	64.2
Lease obligations	1,728.2	192.5
Other	119.1	58.7
Gross deferred tax assets	2,665.4	1,070.1
Less: valuation allowance	(135.1)	(139.5)	$ (134.9)	$ (387.6)
Total deferred tax assets	2,530.3	930.6
Deferred tax liabilities:
Debt discounts	15.6	62.8
Depreciation and amortization	1,249.1	1,068.6
Inventories	346.8	346.5
Operating lease assets	1,521.7
Other	10.9	14.1
Total deferred tax liabilities	3,144.1	1,492.0
Net deferred tax liability	(613.8)	(561.4)
Noncurrent deferred tax liability
Noncurrent deferred tax asset	(613.8)	(561.4)
Total	$ (613.8)	$ (561.4)